Segment Reporting - Revenues and Percentage of Consolidated Voyage Revenues from Top Customers (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 397,991	$ 402,928	$ 399,276
Ras Laffan Liquefied Natural Gas Company Ltd. [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	70,100	69,800	69,700
Shell Spain LNG S.A.U [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	48,500	51,800	53,500
The Tangguh Production Sharing Contractors [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 44,900	$ 44,300	$ 47,300
Sales Revenue, Net [Member] | Ras Laffan Liquefied Natural Gas Company Ltd. [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of voyage revenues from major customers	18.00%	17.00%	17.00%
Sales Revenue, Net [Member] | Shell Spain LNG S.A.U [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of voyage revenues from major customers	12.00%	13.00%	13.00%
Sales Revenue, Net [Member] | The Tangguh Production Sharing Contractors [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of voyage revenues from major customers	11.00%	11.00%	12.00%